Fair Value of Financial Instruments not carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value [text block table]	Estimated fair value of financial instruments not carried at fair value on the balance sheet1 Dec 31, 2024 in € m. Carrying value Fair value Quotedprices inactive market(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets: Cash and central bank balances 147,494 147,494 147,494 0 0 Interbank balances (w/o central banks) 6,160 6,160 (0) 6,160 0 Central bank funds sold and securitiespurchased under resale agreements 40,803 40,923 0 40,923 0 Securities borrowed 44 44 0 44 0 Loans 483,897 470,058 0 13,338 456,720 Other financial assets 92,572 91,214 12,063 78,482 669 Financial liabilities: Deposits 667,700 667,609 2 667,607 0 Central bank funds purchased and securitiessold under repurchase agreements 3,740 3,727 0 3,727 0 Securities loaned 2 2 0 2 0 Other short-term borrowings 9,895 9,903 0 9,903 0 Other financial liabilities 79,371 79,371 2,237 77,134 0 Long-term debt 114,899 114,496 0 112,033 2,463 Trust preferred securities 287 273 0 273 0 Dec 31, 2023 in € m. Carrying value Fair value Quotedprices inactive market(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets: Cash and central bank balances 178,416 178,416 178,416 0 0 Interbank balances (w/o central banks) 6,140 6,140 0 6,140 0 Central bank funds sold and securitiespurchased under resale agreements 14,725 14,778 0 14,034 744 Securities borrowed 39 39 0 39 0 Loans 479,353 454,972 0 11,519 443,453 Other financial assets 106,617 105,132 13,304 90,973 855 Financial liabilities: Deposits 625,486 624,731 2 624,729 0 Central bank funds purchased and securitiessold under repurchase agreements 3,038 3,031 0 3,031 0 Securities loaned 3 3 0 3 0 Other short-term borrowings 9,620 9,628 0 9,628 0 Other financial liabilities 99,272 99,272 1,961 97,311 0 Long-term debt 119,390 117,510 0 113,723 3,787 Trust preferred securities 289 264 0 264 0 1 Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Material Accounting Policies and Critical Accounting Estimates”